Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Summary of Reconciliation of Income Taxes
Reconciliation of income taxes calculated at the Canadian statutory income tax rate to the actual provision for income taxes is as follows:

(CAD$ in millions)	2019	2018
Tax expense (recovery) at the Canadian statutory income tax rate of 26.94% (2018 – 27%)	$(126)	$1,217
Tax effect of:
Resource taxes	226	360
Resource and depletion allowances	(85)	(80)
Non-deductible expenses (non-taxable income)	(6)	(157)
Impact of initial recognition exemption related to the Frontier oil sands project	117	—
Tax pools not recognized (recognition of previously unrecognized tax pools)	(2)	4
Effect due to tax legislative changes	(39)	—
Withholding taxes on foreign earnings	39	47
Difference in tax rates in foreign jurisdictions	(2)	2
Revisions to prior year estimates	2	(21)
Other	(4)	(7)
Total income taxes	$120	$1,365

Represented by:
Current income taxes	$576	$691
Deferred income taxes	(456)	674
Total income taxes	$120	$1,365

b)	The continuity related to deferred tax assets and liabilities is as follows:

(CAD$ in millions)	January 1, 2019[1]	Through Profit or Loss	Through OCI	Through Equity	December 31, 2019

Net operating loss carryforwards	$139	$54	$(3)	$—	$190
Property, plant and equipment	(130)	(13)	(1)	—	(144)
Decommissioning and restoration provisions	94	29	—	—	123
Other temporary differences	57	20	(26)	(9)	42
Deferred income tax assets	$160	$90	$(30)	$(9)	$211
Net operating loss carryforwards	$(750)	$111	$3	$(6)	$(642)
Property, plant and equipment	7,402	(232)	(69)	—	7,101
Decommissioning and restoration provisions	(474)	(170)	7	—	(637)
U.S. alternative minimum tax credits	(38)	37	1	—	—
Unrealized foreign exchange	(146)	4	26	—	(116)
Withholding taxes	104	(8)	(5)	—	91
Inventories	97	(5)	(1)	—	91
Other temporary differences	116	(103)	1	—	14
Deferred income tax liabilities	$6,311	$(366)	$(37)	$(6)	$5,902

(CAD$ in millions)	January 1, 2018	Through Profit or Loss	Through OCI	Through Equity	December 31, 2018

Net operating loss carryforwards	$58	$80	$1	$—	$139
Property, plant and equipment	(189)	58	1	—	(130)
Decommissioning and restoration provisions	78	16	—	—	94
U.S. alternative minimum tax credits	143	(148)	5	—	—
Other temporary differences	64	(17)	10	—	57
Deferred income tax assets	$154	$(11)	$17	$—	$160
Net operating loss carryforwards	$(1,065)	$312	$3	$—	$(750)
Property, plant and equipment	7,390	(94)	126	—	7,422
Decommissioning and restoration provisions	(754)	287	(7)	—	(474)
U.S. alternative minimum tax credits	—	(38)	—	—	(38)
Unrealized foreign exchange	(135)	29	(40)	—	(146)
Withholding taxes	79	18	7	—	104
Inventories	65	32	—	—	97
Other temporary differences	(1)	117	—	—	116
Deferred income tax liabilities	$5,579	$663	$89	$—	$6,331

Note:

1.	The January 1, 2019 balance for deferred income tax liabilities related to property, plant and equipment has been adjusted by $20 million for the adoption of IFRS 16 (Note 33).

c)	Deferred Tax Assets and Liabilities Not Recognized

Summary of Deferred Tax Expense Charged (Credited) to Income Statement
The continuity related to deferred tax assets and liabilities is as follows:

(CAD$ in millions)	January 1, 2019[1]	Through Profit or Loss	Through OCI	Through Equity	December 31, 2019

Net operating loss carryforwards	$139	$54	$(3)	$—	$190
Property, plant and equipment	(130)	(13)	(1)	—	(144)
Decommissioning and restoration provisions	94	29	—	—	123
Other temporary differences	57	20	(26)	(9)	42
Deferred income tax assets	$160	$90	$(30)	$(9)	$211
Net operating loss carryforwards	$(750)	$111	$3	$(6)	$(642)
Property, plant and equipment	7,402	(232)	(69)	—	7,101
Decommissioning and restoration provisions	(474)	(170)	7	—	(637)
U.S. alternative minimum tax credits	(38)	37	1	—	—
Unrealized foreign exchange	(146)	4	26	—	(116)
Withholding taxes	104	(8)	(5)	—	91
Inventories	97	(5)	(1)	—	91
Other temporary differences	116	(103)	1	—	14
Deferred income tax liabilities	$6,311	$(366)	$(37)	$(6)	$5,902

(CAD$ in millions)	January 1, 2018	Through Profit or Loss	Through OCI	Through Equity	December 31, 2018

Net operating loss carryforwards	$58	$80	$1	$—	$139
Property, plant and equipment	(189)	58	1	—	(130)
Decommissioning and restoration provisions	78	16	—	—	94
U.S. alternative minimum tax credits	143	(148)	5	—	—
Other temporary differences	64	(17)	10	—	57
Deferred income tax assets	$154	$(11)	$17	$—	$160
Net operating loss carryforwards	$(1,065)	$312	$3	$—	$(750)
Property, plant and equipment	7,390	(94)	126	—	7,422
Decommissioning and restoration provisions	(754)	287	(7)	—	(474)
U.S. alternative minimum tax credits	—	(38)	—	—	(38)
Unrealized foreign exchange	(135)	29	(40)	—	(146)
Withholding taxes	79	18	7	—	104
Inventories	65	32	—	—	97
Other temporary differences	(1)	117	—	—	116
Deferred income tax liabilities	$5,579	$663	$89	$—	$6,331

Note:

1.	The January 1, 2019 balance for deferred income tax liabilities related to property, plant and equipment has been adjusted by $20 million for the adoption of IFRS 16 (Note 33).